Shareholder Report, Holdings (Details)	Jul. 31, 2025
Intelligent Real Estate ETF | Service Properties Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Intelligent Real Estate ETF | Alexander's, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Intelligent Real Estate ETF | Kilroy Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Intelligent Real Estate ETF | Xenia Hotels & Resorts, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Intelligent Real Estate ETF | Omega Healthcare Investors, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intelligent Real Estate ETF | Urban Edge Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intelligent Real Estate ETF | CBL & Associates Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intelligent Real Estate ETF | Piedmont Realty Trust, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intelligent Real Estate ETF | Crown Castle, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intelligent Real Estate ETF | Macerich Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intelligent Real Estate ETF | Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Intelligent Real Estate ETF | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Intelligent Real Estate ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Intelligent Real Estate ETF | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Intelligent Real Estate ETF | Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Intelligent Real Estate ETF | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Intelligent Real Estate ETF | Warehouse-Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Intelligent Real Estate ETF | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Intelligent Real Estate ETF | Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Intelligent Real Estate ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Residential REIT ETF | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Residential REIT ETF | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Residential REIT ETF | CareTrust REIT, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Residential REIT ETF | Sun Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Residential REIT ETF | UMH Properties, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Residential REIT ETF | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Residential REIT ETF | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Residential REIT ETF | Apartment Investment and Management Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Residential REIT ETF | UDR, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Residential REIT ETF | Mid-America Apartment Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Residential REIT ETF | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Residential REIT ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Residential REIT ETF | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Residential REIT ETF | Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Residential REIT ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Residential REIT ETF | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%